Financial Instruments - Interest Rate Swaps (Details) - MXN ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount	$ 67,216	$ 52,369
Year one
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount	0
Year two
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount	6,251
Year three
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount	4,358
Year four
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount	6,819
Year five
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount	0
Six years and thereafter
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount	49,788
Interest rate swaps | Year one
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount		2
Fair value Liability		0
Fair Value Asset		65
Interest rate swaps | Year three
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount	2,339
Fair value Liability	0
Fair Value Asset	1
Interest rate swaps | Six years and thereafter
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount	10,134	8,447
Fair value Liability	1,784	1,381
Fair Value Asset	0	0
Currency swap contract | Year one
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount	4,483	954
Fair value Liability	0	35
Fair Value Asset	679	103
Currency swap contract | Year two
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount	7,243	49,834
Fair value Liability	1	2
Fair Value Asset	547	119
Currency swap contract | Year three
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount	19,300	6,045
Fair value Liability	137	1,017
Fair Value Asset	836	98
Currency swap contract | Year four
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount	6,819	8,949
Fair value Liability	(211)	(1,391)
Fair Value Asset	0	9
Currency swap contract | Year five
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount	2,182	6,009
Fair value Liability	0	0
Fair Value Asset	615	89
Currency swap contract | 2030
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount	26,086	13,633
Fair value Liability	68	803
Fair Value Asset	3,166	0
Currency swap contract | 2033
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount	263
Fair value Liability	31
Fair Value Asset	0
Currency swap contract | 2033
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount	10,000	4,931
Fair value Liability	(2,248)	0
Fair Value Asset	0	117
Currency swap contract | 2035
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount	12,492	10,000
Fair value Liability	0	3,809
Fair Value Asset	3,588	$ 0
Currency swap contract | Between Twenty One and Twenty Six Years
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount	3,471
Fair value Liability	0
Fair Value Asset	$ 1,714